FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:    28-05741
                         --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080

Signature, Place, and Date of Signing:


/s/ Christine M. Smyth     Milwaukee, Wisconsin     5/3/2010
-----------------------   ----------------------   ----------
      (Signature)             (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        106

Form 13F Information Table Value Total:   $ 149,543 (thousands)

List of Other Included Managers:              None

                                        Marietta Investment Partners, LLC
                                          Form 13F Information Table
                                                March 31, 2010

                                                                                                      Voting Authority
                                                                                                   ----------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer               Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole     Shared None
-------------------------    --------------   --------- -------- ------- --- ---- ------- -------- -------  ------ ------
3M CO.                       COM              88579Y101    1,155  13,817 SH       Sole               13,817
ABB LTD.                     SPONSORED ADR    000375204    4,377 200,412 SH       Sole              157,792        42,620
ABBOTT LABS                  COM              002824100    1,562  29,652 SH       Sole               29,482           170
AMAZON COM INC.              COM              023135106      956   7,040 SH       Sole                6,950            90
AMERICA MOVIL SAB CV         SPON ADR L SHS   02364W105    2,537  50,397 SH       Sole               37,087        13,310
AMERICAN ELEC PWR INC.       COM              025537101      228   6,679 SH       Sole                6,259           420
AMPHENOL CORP NEW            CL A             032095101    2,179  51,657 SH       Sole               35,227        16,430
APPLE COMPUTER INC.          COM              037833100    6,467  27,521 SH       Sole               22,026         5,495
AT&T INC.                    COM              00206R102      215   8,311 SH       Sole                8,311
BAIDU INC.                   SPON ADR REP A   056752108      307     515 SH       Sole                  485            30
BAXTER INTL INC.             COM              071813109      399   6,850 SH       Sole                6,525           325
BERKSHIRE HATHAWAY INC.      CL B NEW         084670702    1,991  24,500 SH       Sole               24,500
BHP BILLITON LTD.            SPONSORED ADR    088606108    4,841  60,266 SH       Sole               48,536        11,730
BMC SOFTWARE INC.            COM              055921100    2,213  58,244 SH       Sole               42,654        15,590
BP PLC                       SPONSORED ADR    055622104    1,228  21,524 SH       Sole               21,524
BRIGGS & STRATTON CORP.      COM              109043109      248  12,700 SH       Sole               12,700
BRISTOL MYERS SQUIBB         COM              110122108      360  13,500 SH       Sole               13,500
CAMERON INTL CORP.           COM              13342B105    3,503  81,730 SH       Sole               59,878        21,852
CAMPBELL SOUP CO.            COM              134429109      389  11,000 SH       Sole               11,000
CERNER CORP.                 COM              156782104      329   3,873 SH       Sole                3,873
CHESAPEAKE ENERGY CORP.      COM              165167107      406  17,171 SH       Sole               17,171
CHEVRON CORP NEW             COM              166764100    1,558  20,540 SH       Sole               20,540
CHINA LIFE INS CO LTD.       SPON ADR REP H   16939P106    3,848  53,416 SH       Sole               42,136        11,280
CISCO SYS INC.               COM              17275R102      416  15,975 SH       Sole               15,275           700
CNOOC LTD.                   SPONSORED ADR    126132109    4,395  26,622 SH       Sole               19,692         6,930
CO BRASILEIRA DE DISTR       SPN ADR PFD CL A 20440T201      708  10,525 SH       Sole                9,695           830
COACH INC.                   COM              189754104    1,260  31,870 SH       Sole               31,770           100
COCA COLA CO.                COM              191216100      292   5,306 SH       Sole                5,261            45
COGNIZANT TECH SOLUTNS       CL A             192446102    3,645  71,496 SH       Sole               52,716        18,780
COMPANHIA DE BEBIDAS         SPON ADR PFD     20441W203    3,472  37,884 SH       Sole               27,429        10,455
CONOCOPHILLIPS               COM              20825C104      343   6,709 SH       Sole                6,709
CREDIT SUISSE GROUP          SPONSORED ADR    225401108    2,953  57,474 SH       Sole               42,434        15,040
CTRIP COM INTL LTD.          AMERICAN DEP SHS 22943F100    3,113  79,418 SH       Sole               67,238        12,180
CVS CORP.                    COM              126650100      238   6,520 SH       Sole                5,865           655
DOMINION RES VA NEW          COM              25746U109      776  18,884 SH       Sole               18,884
DONALDSON INC.               COM              257651109      526  11,656 SH       Sole                9,916         1,740
DU PONT E I DE NEMOURS       COM              263534109      659  17,700 SH       Sole               17,700
E M C CORP MASS              COM              268648102      182  10,090 SH       Sole                9,640           450
EDWARDS LIFESCIENCES         COM              28176E108    3,122  31,577 SH       Sole               21,907         9,670
EMERSON ELEC CO.             COM              291011104      526  10,455 SH       Sole               10,035           420
EXPRESS SCRIPTS INC.         COM              302182100      454   4,465 SH       Sole                4,320           145
EXXON MOBIL CORP.            COM              30231G102    4,349  64,937 SH       Sole               64,937
FASTENAL CO.                 COM              311900104      763  15,891 SH       Sole               15,891
FIDELITY NATL INFO SVC.      COM              31620M106      374  15,935 SH       Sole               15,935
FISERV INC.                  COM              337738108    1,744  34,350 SH       Sole               34,350
FLOWSERVE CORP.              COM              34354P105      341   3,095 SH       Sole                3,050            45
FLUOR CORP NEW               COM              343412102      408   8,769 SH       Sole                8,269           500
FRANKLIN RES INC.            COM              354613101    2,955  26,647 SH       Sole               19,302         7,345
FREEPORT-MCMORAN COP&G       COM              35671D857      360   4,315 SH       Sole                3,960           355
GILEAD SCIENCES INC.         COM              375558103    2,660  58,510 SH       Sole               45,180        13,330
GOLDCORP INC NEW             COM              380956409      328   8,800 SH       Sole                8,800
GOLDMAN SACHS GROUP          COM              38141G104      200   1,174 SH       Sole                1,174
GOOGLE INC.                  CL A             38259P508    3,534   6,232 SH       Sole                4,593         1,639
HDFC BANK LTD.               ADR REPS 3 SHS   40415F101      426   3,055 SH       Sole                2,255           800
HESS CORP.                   COM              42809H107      528   8,440 SH       Sole                8,440
HEWLETT PACKARD CO.          COM              428236103    2,722  51,216 SH       Sole               43,361         7,855
INTEL CORP.                  COM              458140100      210   9,400 SH       Sole                9,400
INTERNATIONAL BUSINESS MACHS COM              459200101      954   7,439 SH       Sole                7,309           130
ISHARES TR                   RUSSELL MCP GR   464287481      238   4,915 SH       Sole                4,225           690
ISHARES TR                   RUSSELL1000GRW   464287614      353   6,800 SH       Sole                6,800
ISHARES TR                   S&P SMLCAP 600   464287804      429   7,216 SH       Sole                6,656           560
ITAU UNIBANCO BANCO MU       SPON ADR REP PFD 465562106    1,590  72,319 SH       Sole               61,450        10,869
ITRON INC.                   COM              465741106      214   2,945 SH       Sole                2,945
JOHNSON & JOHNSON            COM              478160104      840  12,888 SH       Sole               12,888
JOHNSON CTLS INC.            COM              478366107      477  14,444 SH       Sole               14,444
JPMORGAN CHASE & COMPANY     COM              46625H100    3,582  80,042 SH       Sole               56,547        23,495
KIMBERLY CLARK CORP.         COM              494368103    1,564  24,876 SH       Sole               24,876
KOHLS CORP.                  COM              500255104    3,146  57,421 SH       Sole               45,586        11,835
MANPOWER INC.                COM              56418H100      556   9,732 SH       Sole                9,732
MEDCO HEALTH SOLUTIONS       COM              58405U102    4,126  63,904 SH       Sole               51,274        12,630
NATIONAL PRESTO INDS.        COM              637215104      647   5,437 SH       Sole                5,437
NEWMONT MINING CORP.         COM              651639106      267   5,234 SH       Sole                5,234
NIKE INC.                    CL B             654106103    2,818  38,340 SH       Sole               26,470        11,870
NOVO-NORDISK A S             ADR              670100205    5,908  76,613 SH       Sole               62,663        13,950
OCEANEERING INTL INC.        COM              675232102    1,006  15,850 SH       Sole               15,610           240
PANERA BREAD CO.             CL A             69840W108      318   4,160 SH       Sole                3,850           310
PEPSICO INC.                 COM              713448108    2,187  33,061 SH       Sole               32,931           130
PETROLEO BRASILEIRO SA       SPONSORED ADR    71654V408    3,241  72,824 SH       Sole               55,644        17,180
PHILIP MORRIS INTL INC.      COM              718172109      742  14,225 SH       Sole               14,225
POLO RALPH LAUREN CORP.      CL A             731572103      271   3,186 SH       Sole                3,186
POSCO                        SPONSORED ADR    693483109      784   6,699 SH       Sole                6,699
PPG INDS INC.                COM              693506107      331   5,064 SH       Sole                5,064
PRAXAIR INC.                 COM              74005P104      289   3,480 SH       Sole                3,220           260
PROCTER & GAMBLE CO.         COM              742718109    1,959  30,955 SH       Sole               30,663           292
RESMED INC.                  COM              761152107    1,627  25,568 SH       Sole               20,108         5,460
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    1,441  24,912 SH       Sole               24,912
SARA LEE CORP.               COM              803111103      437  31,339 SH       Sole               31,339
SMITH A O                    COM              831865209      810  15,401 SH       Sole               15,401
SMUCKER J M CO.              COM NEW          832696405      200   3,326 SH       Sole                3,326
SNAP ON INC.                 COM              833034101      474  10,948 SH       Sole               10,948
SPDR TR                      UNIT SER 1 S&P   78462F103      378   3,233 SH       Sole                3,193            40
SYNGENTA AG                  SPONSORED ADR    87160A100    2,859  51,505 SH       Sole               38,160        13,345
TENARIS S A                  SPONSORED ADR    88031M109      808  18,819 SH       Sole               13,069         5,750
TEVA PHARMACEUTCL INDS.      ADR              881624209    1,036  16,421 SH       Sole               14,601         1,820
TEXAS INSTRUMENTS INC.       COM              882508104      215   8,793 SH       Sole                8,793
TJX COS INC.                 COM              872540109      268   6,308 SH       Sole                6,208           100
TRANSOCEAN LTD.              REG SHS          H8817H100    2,625  30,393 SH       Sole               22,263         8,130
US BANCORP DEL               COM NEW          902973304      354  13,671 SH       Sole               13,671
VALE S A                     ADR              91912E105    4,262 132,403 SH       Sole              102,843        29,560
VEOLIA ENVIRONNEMENT         SPONSORED ADR    92334N103      543  15,700 SH       Sole               15,700
VISA INC.                    COM CL A         92826C839      310   3,400 SH       Sole                3,400
WARNACO GROUP INC.           COM NEW          934390402      224   4,700 SH       Sole                4,340           360
WEATHERFORD INTL LTD.        REG              H27013103      762  48,061 SH       Sole               48,061
WESTERN DIGITAL CORP.        COM              958102105      289   7,420 SH       Sole                7,260           160
WISCONSIN ENERGY CORP.       COM              976657106      243   4,925 SH       Sole                4,760           165
YAHOO INC.                   COM              984332106      263  15,900 SH       Sole               15,600           300
REPORT SUMMARY               106                         149,543